DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.2%
10,000,000	Air Canada Class C Pass Through Trust, Series 2020-1-C	10.50	% (a)	07/15/2026	10,775,000
1,150,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-D	5.83	% (a)	01/18/2028	1,035,841
2,000,000	Blue Stream Issuer LLC, Series 2023-1A-C	8.90	% (a)	05/20/2053	1,815,881
444,531	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63	% (a)(b)	06/15/2043	166,944
1,901,763	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(b)	01/15/2046	1,411,848
4,715	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	4,734
1,859,725	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	1,854,999
2,750,000	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (a)(b)(c)	05/15/2029	326,956
502,765	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (a)	10/15/2029	489,511
879,235	Pagaya Al Debt Trust, Series 2022-2-AB	5.31	% (a)(d)	01/15/2030	863,519
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(c)	08/15/2030	905,409
50,000	SoFi Professional Loan Program LLC, Series 2018-A-R1	0.00	% (b)(c)	02/25/2042	775,266
14,827	SoFi Professional Loan Program LLC, Series 2018-A-R2	0.00	% (b)(c)	02/25/2042	229,897
100,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (a)(b)(c)	01/25/2048	1,048,086
1,725,177	START Ireland, Series 2019-1-C	6.41	% (a)(b)	03/15/2044	649,498
4,300,000	Summit Issuer LLC, Series 2020-1A-C	5.10	% (a)	12/20/2050	3,740,498

Total Asset Backed Obligations (Cost $29,943,745)					26,093,887

Bank Loans - 15.0%
3,165,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.00%		04/20/2028	3,236,782
950,000	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.05%		02/16/2028	940,415
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	2,734,320
3,954,938	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	10.61%		10/20/2028	3,450,228
63,801	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	9.17%		09/17/2027	63,980
4,591,199	(3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.99%		09/17/2027	4,604,124
2,000,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	11.98%		03/06/2026	1,367,500
2,165,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	10.66%		12/10/2029	1,853,781
1,506,559	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	10.40%		10/25/2028	1,061,657
9,662,677	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 8.99%, 0.75% Floor)	13.72%		10/25/2029	5,386,942
905,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.40%		01/31/2028	773,494
4,225,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.27%		01/19/2029	3,555,042
160,282	Athenahealth Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor)	8.59	% (e)	02/15/2029	154,672
1,304,718	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.60%		02/15/2029	1,259,053
3,998,400	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	2,713,294
7,855,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	4,899,556
900,452	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.59%		05/10/2027	875,690
942,560	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.84%		12/11/2028	941,532
5,408,663	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	5,311,658
940,116	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	8.81%		08/21/2026	899,654
1,895,850	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.28%, 0.50% Floor)	9.43%		04/13/2029	1,869,223
1,988,213	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.66%		12/11/2026	1,989,455
530,000	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.69%		06/02/2028	479,783
1,435,000	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.41%		04/12/2028	1,379,401
1,759,590	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.19%		09/15/2027	1,759,590
1,645,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.16%		12/01/2028	1,516,147
832,913	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	11.40%		10/04/2028	818,861
2,425,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		03/29/2029	2,159,766
1,489,182	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.15%		08/02/2027	1,459,189
279,542	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	277,620
519,948	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	516,373
2,780,501	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/28/2028	2,780,501
196,382	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	192,945
425,493	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	418,047
1,293,246	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	8.91%		05/09/2025	1,273,240
1,355,000	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.15%		01/29/2029	1,339,899
3,330,250	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 0.50% Floor)	9.38%		07/21/2028	3,088,807
1,904,652	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	12.73	% (b)	06/30/2027	1,904,652
	Getty Images, Inc., Senior Secured First Lien Term Loan
978,737	(3 Month Secured Overnight Financing Rate + 4.50%)	9.84%		02/19/2026	979,961
30,481	(1 Month Secured Overnight Financing Rate + 4.50%)	9.75%		02/19/2026	30,519
558,839	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.66%		09/29/2028	561,435
3,401,033	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		01/29/2026	3,404,587
3,670,461	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.80%		06/16/2028	3,486,938
	Groupe Solmax, Inc., Senior Secured First Lien Term Loan
1,356,224	(1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	9.86%		05/30/2028	1,283,544
1,576,936	(3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	9.86%		05/30/2028	1,492,428
7,231,814	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 1.00% Floor)	12.00%		08/25/2026	7,052,032
480,000	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate, 0.50% Floor)	9.78	% (e)	03/15/2029	454,274
7,396,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.27%		07/07/2025	7,146,385
1,092,700	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	9.91%		03/31/2028	1,073,971
717,225	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.02%		07/07/2028	377,138
1,771,650	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.38%		05/26/2025	1,776,823
1,335,000	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.43%, 0.75% Floor)	8.55%		03/24/2026	1,335,834
1,025,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%, 0.75% Floor)	12.66%		04/30/2029	768,750
1,935,000	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		12/17/2027	1,863,444
719,651	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	9.22%		06/30/2025	419,797
52,939	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	8.15%		06/30/2024	42,352
1,115,779	Lereta LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/27/2028	1,026,517
1,509,375	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.15%		03/31/2029	1,496,168
2,205,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.50% Floor)	11.90%		12/17/2029	1,324,378
6,305,318	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.00%		10/01/2027	6,218,620
692,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.76%		06/21/2027	720,112
3,796,487	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	9.66%		03/27/2026	3,743,109
1,920,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.65%		10/15/2029	1,704,000
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.85%)	12.50%		11/30/2026	554,800
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.11%)	12.27%		10/19/2026	663,293
2,705,000	Olympus Water US Holding Corporation, Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor)	10.09	% (e)	11/09/2028	2,622,159
1,048,600	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	13.27%		06/23/2026	899,175
2,788,013	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	8.82%		02/28/2030	2,749,677
5,895,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	11.40%		02/13/2026	5,416,031
910,308	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.88%		06/23/2025	911,282
684,250	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	8.73%		12/14/2027	685,749
2,266,724	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.90%		03/11/2026	2,241,223
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
1,430,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.97%		09/30/2029	773,995
1,430,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	12.26%		09/30/2029	773,994
4,740,873	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.27%		02/13/2027	4,302,343
2,933,270	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.58%		11/14/2025	2,723,878
255,700	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate)	3.25%		04/25/2024	3,836
3,205,464	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	11.33	% (f)	12/07/2026	870,283
1,344,541	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.42%		07/14/2028	1,184,178
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	11.58%		06/26/2026	2,036,418
945,000	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.02%		10/05/2027	931,217
460,000	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		06/02/2028	447,960
1,375,000	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.91%		10/01/2026	1,369,851
2,155,387	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		04/07/2028	2,105,415
4,200,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.90%		07/20/2026	4,069,275
1,767,642	Think & Learn Private Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 0.75% Floor)	12.93%		11/24/2026	1,126,872
925,118	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%		03/28/2025	905,265
1,365,000	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.60%		07/30/2027	1,356,134
1,396,500	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	1,397,310
5,097,647	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.10%, 1.00% Floor)	12.54%		02/28/2025	5,027,580
860,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.03%		05/03/2027	836,350
619,808	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.81%		10/26/2026	603,383
1,425,778	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.15%		08/27/2025	1,427,111
4,460,974	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.27%		07/31/2028	4,349,450
1,530,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		07/31/2026	1,461,150
2,887,500	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	11.01%		06/22/2026	2,874,651
490,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.26%, 0.75% Floor)	12.16%		07/26/2029	394,450

Total Bank Loans (Cost $203,497,950)					181,185,727

Collateralized Loan Obligations - 12.1%
3,000,000	Apidos, Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	11.05	% (a)	10/20/2030	2,611,434
2,500,000	Atrium Corporation, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	11.12	% (a)	01/23/2031	2,317,735
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	12.12	% (a)	07/25/2034	2,719,090
2,250,000	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	11.70	% (a)	10/20/2030	1,840,354
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	11.08	% (a)	10/15/2030	1,331,470
5,000,000	Barings Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 6.78%, 6.78% Floor)	12.04	% (a)	04/15/2036	4,432,284
1,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.91	% (a)	10/15/2036	914,763
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	11.01	% (a)	07/15/2031	1,966,262
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	11.51	% (a)	07/15/2030	5,532,348
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)	07/15/2031	2,000,946
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	11.67	% (a)	04/15/2034	890,952
6,000,000	Canyon Capital Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.96	% (a)	04/15/2034	5,377,270
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	10.76	% (a)	10/15/2030	1,647,667
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	11.95	% (a)	04/20/2031	2,696,660
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	11.06	% (a)	04/15/2030	1,222,880
750,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	11.91	% (a)	07/16/2030	647,075
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	12.46	% (a)(b)	04/15/2031	1,700,579
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	10.41	% (a)	01/15/2031	2,360,572
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	10.76	% (a)	01/15/2031	1,068,748
1,183,298	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	10.27	% (a)(b)	04/28/2025	277,193
1,338,283	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	11.02	% (a)(b)	04/28/2025	268
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	12.86	% (a)(b)	07/20/2031	2,454,222
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	11.26	% (a)	10/15/2031	3,331,880
6,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	10.55	% (a)	01/20/2031	4,193,239
2,000,000	LCM LP, Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.00	% (a)	10/20/2030	1,323,339
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	11.07	% (a)	10/22/2030	9,667,448
6,500,000	Madison Park Funding Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)	10/15/2031	5,487,661
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	11.91	% (a)	04/25/2032	966,506
2,000,000	Madison Park Funding Ltd., Series 2019-37A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	11.41	% (a)	07/15/2033	1,879,467
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	11.21	% (a)	07/25/2034	465,337
500,000	Marble Point Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.00%)	8.26	% (a)	07/16/2031	419,096
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.51	% (a)	04/15/2034	1,805,783
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	11.75	% (a)	04/20/2031	915,764
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-ER (3 Month LIBOR USD + 6.10%, 6.10% Floor)	11.37	% (a)	01/20/2032	1,617,813
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	11.51	% (a)	10/16/2033	2,065,823
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	11.56	% (a)	07/25/2030	1,760,955
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	12.41	% (a)	07/15/2029	4,058,764
8,750,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)	07/17/2030	7,091,348
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	12.27	% (a)	07/19/2030	4,610,301
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	12.52	% (a)	01/24/2033	2,694,965
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	13.35	% (a)(b)	07/15/2030	1,544,136
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	11.45	% (a)	03/17/2030	3,333,051
500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.51	% (a)	10/15/2034	455,146
2,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	12.01	% (a)	07/15/2034	1,811,728
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	11.86	% (a)	07/15/2036	829,855
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	11.35	% (a)	07/20/2034	442,069
2,400,000	Sound Point Ltd., Series 2019-2A-ER (3 Month LIBOR USD + 6.47%, 6.47% Floor)	11.73	% (a)	07/15/2034	1,917,192
500,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	11.82	% (a)	10/25/2034	408,438
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	11.87	% (a)	10/25/2034	1,635,891
7,500,000	Steward Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	10.54	% (a)	01/15/2030	5,958,947
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	12.01	% (a)(b)	10/18/2030	1,527,413
3,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)(b)	01/15/2031	2,419,342
2,000,000	THL Credit Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	11.49	% (a)	10/22/2031	1,497,424
5,000,000	THL Credit Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	12.32	% (a)	04/18/2036	4,236,299
3,000,000	THL Credit Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	12.31	% (a)	04/15/2035	2,661,490
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	10.76	% (a)	07/15/2030	809,855
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	11.01	% (a)	07/15/2030	798,813
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	11.97	% (a)	10/20/2028	5,716,547
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	12.05	% (a)	01/20/2029	2,829,928
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	11.60	% (a)	07/20/2030	2,667,371
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	11.36	% (a)	04/17/2030	1,229,570
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	10.51	% (a)	07/15/2031	777,642
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	12.55	% (a)	07/15/2031	650,411

Total Collateralized Loan Obligations (Cost $181,449,169)					146,524,819

Foreign Corporate Bonds - 35.7%
10,404,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	9,457,252
1,700,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,201,771
3,477,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,735,285
4,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	2,942,609
17,580,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	11,737,490
1,589,250	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,203,270
9,000,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (f)(g)	05/25/2025	966,224
20,863,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	15,482,119
2,000,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	1,484,170
1,500,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	929,048
14,407,320	Alpha Holdings S.A. de C.V.	10.00	% (b)(f)	12/19/2024	88,605
376,662	Alpha Holdings S.A. de C.V.	10.00	% (a)(b)(f)	12/19/2024	2,316
12,208,365	Alpha Holdings S.A. de C.V.	9.00	% (a)(b)(f)	02/10/2025	167,865
5,939,205	Alpha Holdings S.A. de C.V.	9.00	% (b)(f)	02/10/2025	81,664
6,000,000	AMS AG	7.00	% (a)	07/31/2025	5,303,517
11,302,000	Aris Mining Corporation	6.88%		08/09/2026	8,315,107
18,331,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (g)	04/22/2031	13,507,535
8,805,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	7,236,304
16,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50	% (a)	04/16/2031	13,806,917
9,700,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (g)	01/24/2032	7,507,800
3,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(g)	01/24/2032	2,322,000
20,000,000	Braskem Idesa SAPI	6.99	% (h)	02/20/2032	12,973,746
17,700,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	11,481,765
22,400,000	BRF S.A.	5.75	% (h)	09/21/2050	14,981,922
1,958,000	Calfrac Holdings LP	10.88	% (a)	03/15/2026	1,762,102
2,376,000	Camposol S.A.	6.00%		02/03/2027	1,641,931
550,000	CAP S.A.	3.90%		04/27/2031	400,868
500,000	Cemex S.A.B. de C.V. (5 Year CMT Rate + 4.91%)	9.13	% (a)(g)	03/14/2028	506,999
6,547,775	CFG Investment S.A.C	10.00%		11/07/2032	5,369,176
4,413,196	CFG Investment S.A.C	13.98	% (b)(d)	11/07/2032	6,068,145
2,800,000	Connect Finco LLC	6.75	% (a)	10/01/2026	2,722,206
16,100,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	10,250,870
9,150,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(f)(g)	11/29/2027	125,812
17,286,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (f)(g)	11/29/2027	237,683
300,000	CT Trust	5.13%		02/03/2032	241,047
4,330,529	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(f)(g)	07/17/2023	503,121
16,748,352	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)(f)	04/01/2025	7,285,533
4,400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,301,232
17,011,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	13,270,730
6,160,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	4,805,578
4,205,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	3,450,023
16,000,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	12,126,587
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	6,821,205
5,600,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	3,054,016
5,925,566	Invepar Holdings	0.00	% (b)(f)	12/30/2028	—
5,100,000	JBS USA Finance, Inc.	4.38%		02/02/2052	3,581,959
9,652,000	Kawasan Industri Jababeka Tbk PT	7.00	% (a)(p)	12/15/2027	6,473,058
2,600,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	2,304,419
1,538,000	MARB BondCo PLC	3.95%		01/29/2031	1,102,145
19,904,783	MC Brazil Downstream Trading SARL	7.25	% (h)	06/30/2031	13,463,442
6,300,000	Metinvest B.V.	7.75%		10/17/2029	3,811,500
7,600,000	Mexarrend SAPI de C.V.	10.25	% (f)	07/24/2024	1,713,306
17,360,000	Mexarrend SAPI de C.V.	10.25	% (a)(f)	07/24/2024	3,913,552
11,005,000	Movida Europe S.A.	5.25%		02/08/2031	8,948,171
8,200,000	NGD Holdings B.V.	6.75%		12/31/2026	6,027,000
1,536,109	Oi S.A.	14.00	% (a)(b)	09/07/2024	1,571,951
23,000,000	Oi S.A. (8.00% + 4.00% PIK)	10.00	% (f)	07/27/2025	1,662,860
14,325,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	7,173,960
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	3,838,632
7,550,000	Pampa Energia S.A.	9.13%		04/15/2029	7,217,272
800,000	Pampa Energia S.A.	9.13	% (a)	04/15/2029	764,744
13,400,000	Prime Energia S.p.A.	5.38%		12/30/2030	8,720,050
2,200,000	RKI Overseas Finance Ltd.	7.00	% (g)	12/23/2023	594,869
17,796,000	RKP Overseas Finance Ltd.	7.95	% (g)	08/17/2023	4,899,123
5,000,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (g)	11/18/2024	1,522,167
19,350,000	Ronshine China Holdings Ltd.	7.35	% (f)	12/15/2023	906,824
2,650,000	Ronshine China Holdings Ltd.	6.75	% (f)	08/05/2024	159,939
2,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,576,753
1,330,000	Seaspan Corporation	5.50	% (a)	08/01/2029	1,043,146
11,103,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	8,174,861
5,400,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	3,975,885
14,800,000	Simpar Europe S.A.	5.20	% (h)	01/26/2031	11,762,404
7,900,000	Telesat LLC	5.63	% (a)	12/06/2026	4,882,437
3,021,000	Tervita Corporation	11.00	% (a)	12/01/2025	3,217,151
4,229,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	2,830,945
18,804,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	14,309,844
8,351,355	UEP Penonome S.A.	6.50%		10/01/2038	6,281,328
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)(f)(g)	01/29/2025	60,500
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (f)(g)	01/29/2025	132,000
13,400,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	4,405,250
16,183,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (g)	02/27/2025	13,416,516
20,000,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	14,862,220
13,000,000	Vedanta Resources Finance PLC	9.25	% (a)(h)	04/23/2026	9,660,443
500,000	Vedanta Resources Ltd.	6.13	% (h)	08/09/2024	374,726
1,700,000	VTR Comunicaciones SpA	4.38%		04/15/2029	868,411
2,587,000	VTR Finance NV	6.38%		07/15/2028	995,914
8,000,000	YPF Energia Electrica S.A.	10.00	% (a)	07/25/2026	7,447,405

Total Foreign Corporate Bonds (Cost $711,798,111)					430,510,247

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 16.1%
14,300,000	Brazilian Government International Bond	4.75	% (h)	01/14/2050	10,563,453
500,000	Colombia Government International Bond	4.13%		02/22/2042	320,094
16,000,000	Colombia Government International Bond	5.00	% (h)	06/15/2045	11,178,707
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,343,850
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	7,211,279
2,500,000	Dominican Republic International Bond	5.30	% (h)	01/21/2041	1,964,933
10,750,000	Dominican Republic International Bond	5.88	% (h)	01/30/2060	8,357,481
6,500,000	Ecopetrol S.A.	5.88%		05/28/2045	4,459,551
25,000,000	Ecopetrol S.A.	5.88	% (h)	11/02/2051	16,568,060
14,000,000	Mexico City Airport Trust	5.50	% (h)	07/31/2047	12,247,484
8,000,000	Mexico Government International Bond	3.77%		05/24/2061	5,459,363
22,000,000	OCP S.A.	5.13%		06/23/2051	16,087,280
4,500,000	Panama Government International Bond	3.87%		07/23/2060	2,993,963
23,200,000	Petrobras Global Finance B.V.	5.50	% (h)	06/10/2051	18,281,484
29,500,000	Petroleos del Peru S.A.	5.63	% (h)	06/19/2047	19,055,019
17,200,000	Petroleos Mexicanos	6.38	% (h)	01/23/2045	10,581,416
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	6,414,507
13,000,000	Republic of South Africa Government Bond	5.65	% (h)	09/27/2047	9,227,842
4,100,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	3,368,253
5,150,000	Ukraine Government International Bond	9.75	% (f)	11/01/2030	1,289,483
15,000,000	Ukraine Government International Bond	7.25	% (f)	03/15/2035	3,525,000
850,000	YPF S.A.	8.50	% (a)	06/27/2029	724,541
5,000,000	YPF S.A.	8.50%		06/27/2029	4,262,007
22,407,000	YPF S.A.	7.00	% (h)	12/15/2047	15,257,374

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $245,672,074)					193,742,424

Non-Agency Commercial Mortgage Backed Obligations - 15.7%
5,000,000	ACREC LLC, Series 2023-FL2-C (Secured Overnight Financing Rate 1 Month + 4.28%, 4.28% Floor)	9.37	% (a)	02/19/2038	4,987,405
13,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)(i)	04/15/2034	7,245,930
6,325,000	Beast Mortgage Trust, Series 2021-1818-G (Secured Overnight Financing Rate 1 Month + 6.11%, 6.25% Floor)	11.19	% (a)	03/15/2036	4,038,977
121,775,000	Benchmark Mortgage Trust, Series 2020-B18-AGNX	0.62	% (a)(d)(j)	07/15/2053	1,102,039
7,130,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	9.04	% (a)	08/15/2038	5,505,415
3,650,000	BX Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	7.09	% (a)	04/15/2034	3,569,598
10,200,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX1	1.45	% (a)(d)(j)	11/15/2052	655,186
12,080,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX2	1.19	% (a)(d)(j)	11/15/2052	607,403
8,095,225	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	8.04	% (a)	10/15/2035	6,878,525
30,511,177	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.35	% (a)(d)(j)	10/10/2047	370,467
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(d)	02/10/2048	3,617,906
3,929,315	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (a)(b)	08/10/2047	787,458
6,594,652	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (a)(b)	08/10/2047	237,342
14,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (a)(b)(d)	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.36	% (a)(d)(j)	10/10/2048	443,510
4,875,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(d)	05/10/2041	2,113,066
1,433,000	FIVE Mortgage Trust, Series 2023-V1-D	6.62	% (a)(d)	02/10/2056	1,165,872
10,000,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.39	% (a)(i)	12/15/2036	9,573,954
8,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	10.19	% (a)	11/15/2036	7,418,565
7,896,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	11.13	% (a)(i)	11/15/2026	7,243,263
2,535,131	GS Mortgage Securities Trust, Series 2014-GC20-E	4.67	% (a)(b)(d)	04/10/2047	393,371
6,273,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.45	% (a)(d)	02/10/2048	5,245,968
44,234,657	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.83	% (a)(d)(j)	08/15/2046	829
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(b)(d)	04/15/2047	11,322,045
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(b)(d)	04/15/2047	5,196,498
20,864,916	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(b)(d)	04/15/2047	1,820,873
33,207,401	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.90	% (a)(d)(j)	08/15/2047	231,236
1,600,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	4.01	% (a)(d)	01/15/2048	1,211,182
5,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81	% (a)(b)(d)	02/15/2048	2,429,868
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.64	% (a)(d)(j)	02/15/2048	474,996
3,000,000	LoanCore Issuer Ltd., Series 2021-CRE5-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	7.54	% (a)	07/15/2036	2,722,287
2,379,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.83	% (a)(d)	03/10/2050	1,821,425
14,928,355	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	10.44	% (a)(i)	11/15/2038	14,047,857
30,306,100	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.58	% (d)(j)	08/15/2049	1,062,671
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 7.03%, 6.90% Floor)	12.22	% (a)	11/15/2034	10,347,614
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.99	% (a)	05/15/2036	2,242,745
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	8.84	% (a)	05/15/2036	6,730,291
5,000,000	Natixis Commercial Mortgage Securities Trust, Series 2022-JERI-G (Secured Overnight Financing Rate 1 Month + 7.46%, 7.46% Floor)	12.60	% (a)	01/15/2039	4,516,170
500,000,000	SCOTT Trust, Series 2023-SFS-X	0.32	% (a)(d)(j)	03/15/2040	3,876,650
24,352,775	SMR Mortgage Trust, Series 2022-INDI-HRR (Secured Overnight Financing Rate 1 Month + 10.50%, 10.50% Floor)	15.65	% (b)	02/15/2039	21,608,193
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(d)	12/15/2050	4,529,679
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25	% (a)(b)	08/15/2050	99,835
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.74	% (a)(d)(j)	08/15/2050	52,331
6,363,981	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.74	% (a)(d)(j)	08/15/2050	67,590
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.36	% (a)(b)(d)	06/15/2048	6,012,843
38,737,225	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.36	% (a)(b)(d)	06/15/2048	10,124,439
23,520,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XEF	1.77	% (a)(d)(j)	10/15/2049	1,048,270
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	1,521,451
78,812,214	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.93	% (a)(d)(j)	03/15/2047	709,432

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $253,469,455)					189,030,521

Non-Agency Residential Collateralized Mortgage Obligations - 2.6%
2,000,000	Connecticut Avenue Securities Trust, Series 2021-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 6.20%)	11.27	% (a)	11/25/2041	1,916,823
3,000,000	Connecticut Avenue Securities Trust, Series 2021-R03-1B2 (Secured Overnight Financing Rate 30 Day Average + 5.50%, 5.50% Floor)	10.57	% (a)	12/25/2041	2,920,870
5,000,000	Connecticut Avenue Securities Trust, Series 2022-R01-1B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.07	% (a)	12/25/2041	4,919,075
4,500,000	Connecticut Avenue Securities Trust, Series 2022-R02-2B1 (Secured Overnight Financing Rate 30 Day Average + 4.50%)	9.57	% (a)	01/25/2042	4,526,699
4,000,000	Connecticut Avenue Securities Trust, Series 2023-R05-1B2 (Secured Overnight Financing Rate 30 Day Average + 6.85%, 6.85% Floor)	11.92	% (a)	06/25/2043	4,100,000
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 5.45%)	10.52	% (a)	12/25/2033	2,755,149
5,130,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA1-B2 (Secured Overnight Financing Rate 30 Day Average + 4.75%)	9.82	% (a)	01/25/2051	4,706,240
2,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA2-B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.07	% (a)	08/25/2033	1,972,531
2,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-HQA1-B2 (Secured Overnight Financing Rate 30 Day Average + 5.00%)	10.07	% (a)	08/25/2033	1,803,806
1,500,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2022-DNA2-B1 (Secured Overnight Financing Rate 30 Day Average + 4.75%)	9.82	% (a)	02/25/2042	1,496,552

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $30,045,681)					31,117,745

US Corporate Bonds - 22.0%
15,310,000	Air Methods Corporation	8.00	% (a)(f)	05/15/2025	133,962
3,770,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	3,337,914
1,695,000	Arconic Corporation	6.13	% (a)	02/15/2028	1,717,550
8,175,000	Artera Services LLC	9.03	% (a)	12/04/2025	7,164,570
4,038,000	ASP Unifrax Holdings, Inc.	7.50	% (a)(h)	09/30/2029	2,504,461
5,215,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	4,855,630
750,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	751,642
5,800,000	Carnival Corporation	7.63	% (a)(h)	03/01/2026	5,685,879
8,280,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	4,695,133
1,660,000	Cengage Learning, Inc.	9.50	% (a)(h)	06/15/2024	1,668,145
1,136,000	Clarios Global LP	6.75	% (a)	05/15/2025	1,137,985
6,440,000	Clarios Global LP	8.50	% (a)(h)	05/15/2027	6,462,611
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)(h)	06/01/2029	3,787,181
4,665,000	Cobra AcquisitionCo LLC	6.38	% (a)	11/01/2029	3,293,607
1,680,000	Community Health Systems, Inc.	6.00	% (a)(h)	01/15/2029	1,415,106
3,815,000	Constellation Merger Sub, Inc.	8.50	% (a)(h)	09/15/2025	3,134,652
1,880,000	Coty, Inc.	6.50	% (a)(h)	04/15/2026	1,865,524
10,160,000	CSI Compressco LP	7.50	% (a)(h)	04/01/2025	9,742,729
7,695,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	6,700,644
6,120,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	5,582,625
2,140,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	1,595,709
15,745,000	Embarq Corporation	8.00%		06/01/2036	9,537,691
2,425,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	1,796,913
8,335,000	Ferrellgas LP	5.88	% (a)	04/01/2029	6,991,610
1,375,000	Frontier Communications Holdings LLC	5.88	% (a)	10/15/2027	1,263,276
3,255,000	Full House Resorts, Inc.	8.25	% (a)(h)	02/15/2028	3,049,544
665,000	GrafTech Global Enterprises, Inc.	9.88	% (a)	12/15/2028	660,844
3,615,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	1,432,896
1,325,000	Hightower Holding LLC	6.75	% (a)(h)	04/15/2029	1,147,325
4,247,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	3,706,630
4,000,000	IRB Holding Corporation	7.00	% (a)	06/15/2025	4,025,260
2,595,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	1,882,283
2,780,000	LogMeIn, Inc.	5.50	% (a)	09/01/2027	1,533,584
6,330,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	5,900,521
5,100,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	4,424,862
3,850,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	3,325,493
1,385,000	ModivCare, Inc.	5.88	% (a)(h)	11/15/2025	1,284,291
5,425,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	4,987,316
11,420,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	11,259,169
1,295,000	NGL Energy Partners LP	7.50	% (h)	04/15/2026	1,220,727
550,000	Olympus Water US Holding Corporation	6.25	% (a)(h)	10/01/2029	398,311
3,580,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	2,017,795
3,060,000	Premier Entertainment Sub LLC	5.88	% (a)(h)	09/01/2031	2,260,957
13,815,470	Pyxus Holdings, Inc.	8.50	% (a)	12/31/2027	8,427,437
9,880,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	3,611,011
5,050,000	Realogy Group LLC	5.75	% (a)	01/15/2029	3,784,205
3,915,000	Rent-A-Center, Inc.	6.38	% (a)(h)	02/15/2029	3,478,380
270,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	273,711
25,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	23,341
6,630,000	Sabre Global, Inc.	7.38	% (a)	09/01/2025	5,892,777
4,220,000	SEG Holding LLC	5.63	% (a)	10/15/2028	4,002,034
8,340,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	5,015,078
1,500,000	Tallgrass Energy Partners LP	7.50	% (a)	10/01/2025	1,498,582
8,145,000	Team Health Holdings, Inc.	6.38	% (a)	02/01/2025	4,331,488
5,300,000	TKC Holdings, Inc.	10.50	% (a)(h)	05/15/2029	4,033,724
1,930,000	TMS International Corporation	6.25	% (a)	04/15/2029	1,623,188
2,675,000	Townsquare Media, Inc.	6.88	% (a)(h)	02/01/2026	2,560,528
2,695,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	2,798,084
5,070,000	Triton Water Holdings, Inc.	6.25	% (a)(h)	04/01/2029	4,356,448
6,723,000	Triumph Group, Inc.	7.75	% (h)	08/15/2025	6,543,429
3,435,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	3,504,686
5,525,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	5,657,838
2,500,000	Unisys Corporation	6.88	% (a)(h)	11/01/2027	1,803,375
9,485,000	United Natural Foods, Inc.	6.75	% (a)(h)	10/15/2028	7,873,736
5,005,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	4,845,235
1,605,000	Univision Communications, Inc.	7.38	% (a)	06/30/2030	1,529,593
1,685,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	1,701,020
2,110,000	Vibrantz Technologies, Inc.	9.00	% (a)(h)	02/15/2030	1,619,362
2,995,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	3,146,822
5,915,000	Viking Cruises Ltd.	9.13	% (a)(h)	07/15/2031	5,979,947
5,205,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	4,865,024
2,590,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	2,603,468
820,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	833,265
1,490,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	450,948
6,210,000	XHR LP	6.38	% (a)	08/15/2025	6,102,350

Total US Corporate Bonds (Cost $336,011,505)					266,110,671

US Government and Agency Mortgage Backed Obligations - 4.3%
4,779,948	Federal Home Loan Mortgage Corporation REMICS, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	1.05	% (j)(k)	02/15/2040	329,018
1,174,748	Federal Home Loan Mortgage Corporation REMICS, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.31	% (j)(k)	11/15/2040	19,185
10,621,222	Federal Home Loan Mortgage Corporation REMICS, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.31	% (j)(k)	01/15/2042	1,114,038
24,991,530	Federal Home Loan Mortgage Corporation REMICS, Series 5129-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.70%, 2.70% Cap)	0.00	% (j)(k)	12/25/2044	72,333
52,297,546	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.50	% (d)(j)	01/25/2031	2,327,957
2,337,703	Federal National Mortgage Association REMICS, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	1.41	% (j)(k)	09/25/2036	152,458
8,145,135	Federal National Mortgage Association REMICS, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (j)(k)	11/25/2040	704,549
5,800,369	Federal National Mortgage Association REMICS, Series 2012-60-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	1.45	% (j)(k)	06/25/2042	516,940
10,117,989	Federal National Mortgage Association REMICS, Series 2019-46-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (j)(k)	08/25/2049	759,234
43,569,846	Federal National Mortgage Association REMICS, Series 2021-17-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00	% (j)(k)	04/25/2051	522,198
3,358,354	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	10.34	% (a)	09/25/2023	3,352,739
2,033,929	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	9.54	% (a)	12/25/2026	1,999,281
8,865,019	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	10.99	% (a)	11/25/2028	7,523,584
17,037,541	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	11.19	% (a)	10/25/2029	16,212,852
9,077,510	Government National Mortgage Association, Series 2011-128-TS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.89	% (j)(k)	05/16/2041	769,787
26,590,772	Government National Mortgage Association, Series 2015-64-SG (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.45	% (j)(k)	05/20/2045	1,853,260
3,739,223	Government National Mortgage Association, Series 2018-145-IA	4.00	% (j)	10/20/2045	328,546
4,343,338	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (j)(k)	09/20/2050	60,702
16,355,173	Government National Mortgage Association, Series 2020-146-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (j)(k)	10/20/2050	1,627,510
6,057,718	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	1.14	% (j)(k)	12/20/2050	617,540
23,418,877	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	0.21	% (j)(k)	07/20/2044	1,367,627
12,751,463	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.44	% (j)(k)	07/16/2045	956,957
36,011,431	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (j)(k)	06/20/2051	1,338,880
20,125,927	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	0.00	% (j)(k)	07/20/2051	183,462
44,984,785	Government National Mortgage Association, Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	0.00	% (j)(k)	08/20/2051	881,328
46,748,142	Government National Mortgage Association, Series 2021-77-SG (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	0.00	% (j)(k)	05/20/2051	1,360,142
18,856,981	Government National Mortgage Association, Series 2021-7-IQ	2.50	% (j)	01/20/2051	2,390,754
40,638,741	Government National Mortgage Association, Series 2021-96-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	0.00	% (j)(k)	06/20/2051	769,730
60,061,407	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (j)(k)	06/20/2051	797,297
34,814,666	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	% (j)(k)	06/20/2051	414,709

Total US Government and Agency Mortgage Backed Obligations (Cost $88,524,290)					51,324,597

Common Stocks - 1.8%
51,725	ATD Holdings, Inc. (b)(h)(l)				2,340,556
288,460	Calfrac Well Services Ltd. (l)				833,649
212,801	CFG Investment S.A.C (b)(l)				2,660,013
283,355	Foresight Equity (b)(l)				3,346,426
8,608	GTT Communications, Inc. (b)(l)				129,120
105,190	Intelsat Emergence S.A. (b)(l)				2,419,370
26,458	Legacy Notes (b)(l)				405,601
183,948	Longview Equity (b)(l)				2,391,324
808,534	Petra Diamonds Ltd. (l)				687,983
59,296	Riverbed Technology (b)(l)				—
33,058	Summit Midstream Partners LP (l)				537,193
97,836	Weatherford International PLC (l)				6,498,267

Total Common Stocks (Cost $52,275,623)					22,249,502

Escrow Notes - 0.0% (m)
15,700,000	Alpha Holdings S.A. de C.V. (b)(l)				—
15,700,000	Alpha Holdings S.A. de C.V. (b)(l)				—
19,250,000	Alpha Holdings S.A. de C.V. (b)(l)				1
19,250,000	Alpha Holdings S.A. de C.V. (b)(l)				—
3,300,000	GCB Intelsat Jackson (a)(b)(l)				—
7,715,000	GCB Intelsat Jackson (a)(b)(l)				—

Total Escrow Notes (Cost $-)					1

Preferred Stocks - 0.0% (m)
27,516	Riverbed Technologies, Inc. (b)(l)				—

Total Preferred Stocks (Cost $586,574)					—

Rights - 0.4%
11,016	Intelsat Jackson Holdings Ltd. - Series A (b)(l)				79,866
11,016	Intelsat Jackson Holdings Ltd. - Series B (b)(l)				52,326
333,957	Legacy Backstop (b)(l)				5,119,561

Total Rights (Cost $2,849,650)					5,251,753

Warrants - 0.0% (m)
27,621	GTT Communications, Inc., Expiration 12/30/2027, Strike Price $0.00 (b)(l)				13,810

Total Warrants (Cost $386,878)					13,810

Short Term Investments - 0.6%
2,376,161	BlackRock Liquidity Funds FedFund - Institutional Shares	4.99	% (n)		2,376,161
2,376,160	Fidelity Institutional Money Market Government Portfolio - Class I	4.98	% (n)		2,376,160
2,376,160	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (n)		2,376,160

Total Short Term Investments (Cost $7,128,481)					7,128,481

Total Investments - 128.5% (Cost $2,143,639,186) (o)					1,550,284,185
Liabilities in Excess of Other Assets - (28.5)%					(343,498,194)

NET ASSETS - 100.0%					$1,206,785,991

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.

(i)	All or a portion of this security has been pledged as collateral.

(j)	Interest only security

(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Non-income producing security

(m)	Represents less than 0.05% of net assets

(n)	Seven-day yield as of period end

(o)

Under the Fund’s Liquidity Agreement, the lender, through its agent, has been granted a security interest in substantially all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

(p)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	35.7%
US Corporate Bonds	22.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.1%
Non-Agency Commercial Mortgage Backed Obligations	15.7%
Bank Loans	15.0%
Collateralized Loan Obligations	12.1%
US Government and Agency Mortgage Backed Obligations	4.3%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Asset Backed Obligations	2.2%
Common Stocks	1.8%
Short Term Investments	0.6%
Rights	0.4%
Warrants	0.0%	(m)
Escrow Notes	0.0%	(m)
Preferred Stocks	0.0%	(m)
Other Assets and Liabilities	(28.5)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.1%
Non-Agency Commercial Mortgage Backed Obligations	15.7%
Collateralized Loan Obligations	12.1%
Energy	11.9%
Consumer Products	6.1%
Transportation	4.8%
Mining	4.6%
US Government and Agency Mortgage Backed Obligations	4.3%
Banking	3.7%
Media	3.3%
Utilities	3.1%
Electronics/Electric	3.0%
Chemicals/Plastics	2.8%
Commercial Services	2.8%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Healthcare	2.6%
Chemical Products	2.4%
Telecommunications	2.2%
Asset Backed Obligations	2.2%
Technology	2.0%
Leisure	1.9%
Real Estate	1.8%
Finance	1.8%
Automotive	1.7%
Retailers (other than Food/Drug)	1.6%
Business Equipment and Services	1.6%
Building and Development (including Steel/Metals)	1.2%
Financial Intermediaries	1.2%
Aerospace & Defense	1.1%
Food Products	1.1%
Industrial Equipment	0.9%
Beverage and Tobacco	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Short Term Investments	0.6%
Insurance	0.5%
Containers and Glass Products	0.4%
Environmental Control	0.4%
Food Service	0.3%
Food/Drug Retailers	0.3%
Construction	0.2%
Pharmaceuticals	0.2%
Cosmetics/Toiletries	0.1%
Other Assets and Liabilities	(28.5)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	73.8%
Colombia	12.2%
Brazil	8.3%
Mexico	7.2%
India	4.9%
Argentina	3.0%
Peru	2.9%
Canada	2.6%
Paraguay	1.5%
Ukraine	1.5%
Morocco	1.3%
Indonesia	1.3%
Ghana	1.2%
South Africa	1.0%
Dominican Republic	0.9%
Panama	0.8%
Hong Kong	0.7%
Jamaica	0.6%
Luxembourg	0.5%
Austria	0.4%
United Kingdom	0.4%
Singapore	0.4%
Trinidad And Tobago	0.3%
China	0.2%
Thailand	0.2%
Chile	0.2%
Germany	0.1%
Ireland	0.1%
Guatemala	0.0%	(m)
Other Assets and Liabilities	(28.5)%

	100.0%

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category
Investments in Securities
Level 1
Common Stocks	$8,557,092
Money Market Funds	7,128,481

Total Level 1	15,685,573
Level 2
Foreign Corporate Bonds	$422,529,701
US Corporate Bonds	266,110,671
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	193,742,424
Bank Loans	179,281,075
Collateralized Loan Obligations	136,601,666
Non-Agency Commercial Mortgage Backed Obligations	128,997,755
US Government and Agency Mortgage Backed Obligations	51,324,597
Non-Agency Residential Collateralized Mortgage Obligations	31,117,745
Asset Backed Obligations	20,579,983

Total Level 2	1,430,285,617
Level 3
Non-Agency Commercial Mortgage Backed Obligations	$60,032,766
Common Stocks	13,692,410
Collateralized Loan Obligations	9,923,153
Foreign Corporate Bonds	7,980,546
Asset Backed Obligations	5,513,904
Rights	5,251,753
Bank Loans	1,904,652
Warrants	13,810
Escrow Notes	1
Preferred Stocks	—

Total Level 3	104,312,995

Total	$1,550,284,185

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$65,017,770	$114,429	$(4,546,214)	$569,045	$690	$(1,122,954)	$—	$—	$60,032,766	$(4,635,472)
Common Stocks	16,545,799	(505,199)	(1,820,251)	—	—	(527,939)	—	—	13,692,410	(5,138,282)
Collateralized Loan Obligations	6,311,066	—	(516,935)	25,486	156,781	—	3,946,755	—	9,923,153	(377,045)
Foreign Corporate Bonds	—	47,443	4,232,108	7,250	5,686,324	(1,992,579)	—	—	7,980,546	420,623
Asset Backed Obligations	13,862,107	(4,053,451)	(2,503,479)	(212)	437,563	(2,228,624)	—	—	5,513,904	(4,680,614)
Rights	5,266,282	—	(14,529)	—	—	—	—	—	5,251,753	(14,529)
Bank Loans	1,922,434	5,584	(66,256)	60,672	—	(17,782)	—	—	1,904,652	(60,302)
Warrants	1	(1)	13,810	—	—	—	—	—	13,810	—
Escrow Notes	13,974,408	(5,348,501)	2,212,384	—	—	(10,838,290)	—	—	1	—
Preferred Stocks	27,516	—	(27,516)	—	—	—	—	—	—	(27,516)

Total	$122,927,383	$(9,739,696)	$(3,036,878)	$662,241	$6,281,358	$(16,728,168)	$3,946,755	$—	$104,312,995	$(14,933,760)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$60,032,766	Market Comparables	Market Quotes	$0.01 - $88.73 ($66.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$13,692,410	Market Comparables	Market Quotes	$0.00 - $42.25 ($19.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$9,923,153	Market Comparables	Market Quotes	$0.02 - $77.21 ($70.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$7,980,546	Market Comparables	Market Quotes	$0.00 - $137.50 ($124.76)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$5,513,904	Market Comparables	Market Quotes	$11.89 - $1,646.20 ($777.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,251,753	Market Comparables	Market Quotes	$4.75 - $15.33 ($15.10)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$1,904,652	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$13,810	Market Comparables	Market Quotes	$0.00 ($0.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$1	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Preferred Stocks	$—	Market Comparables	Market Quotes	$0.00 ($0.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.